497(e)
                                                                      333-137052

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 15, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) AT RETIREMENT(SM)

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1.  PORTFOLIO NAME CHANGES

    Effective on or about January 15, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

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    Existing Portfolio Name                New Portfolio Name
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    EQ/AllianceBernstein Intermediate      EQ/Intermediate Government Bond Index
      Government Securities
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    EQ/JPMorgan Core Bond                  EQ/Core Bond Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about January 15, 2009, SSgA Funds Management, Inc. will replace AllianceBernstein, L.P. as the Sub-Adviser to the EQ/Intermediate Government Bond Index Portfolio and JPMorgan Investment Management, Inc. as the Sub-Adviser to the EQ/Core Bond Index Portfolio. Also, SSgA Funds Management, Inc. will be added as a Sub-Adviser to the Portfolios of the AXA Premier VIP Trust listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "Portfolios of the Trusts" in your Prospectus for more information.

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    AXA Premier VIP Trust
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    MULTIMANAGER AGGRESSIVE EQUITY
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    MULTIMANAGER CORE BOND
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    MULTIMANAGER HEALTH CARE
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    MULTIMANAGER HIGH YIELD
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    MULTIMANAGER INTERNATIONAL EQUITY
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    MULTIMANAGER LARGE CAP CORE EQUITY
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    MULTIMANAGER LARGE CAP GROWTH
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    MULTIMANAGER LARGE CAP VALUE
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    MULTIMANAGER MID CAP GROWTH
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    MULTIMANAGER MID CAP VALUE
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    MULTIMANAGER SMALL CAP GROWTH
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    MULTIMANAGER SMALL CAP VALUE
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    MULTIMANAGER TECHNOLOGY
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3.  AMENDMENTS TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS

    The Board of Trustees of the AXA Premier VIP Trust (the "Trust") recently approved revisions to the Expense Limitation Agreement (the "Agreement") between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). The Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolios invest ("Acquired Fund Fees and Expenses") when calculating its obligations under the


EV At Retirement NB/IF (AR)                                             x02450
Form # 888-547 (1/09)                                            142048 (1/09)

    Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolios' expenses do not exceed the Portfolios' expense limits. As a result of these changes, the current "Net Total Annual Expenses" and "Acquired Fund Fees and Expenses" will be reduced effective on or about January 1, 2009.

    The Fee Table below reflects the new expenses for the AXA Allocation portfolios that are available under your contract.

4.  FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of Multimanager Aggressive Equity, Multimanager Health Care, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Mid Cap Value, Multimanager Small Cap Growth, Multimanager Small Cap Value and Multimanager Technology are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.


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                                         Management     12b-1     Other
    Portfolio Name                          Fees         Fees    Expenses
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    AXA Aggressive Allocation              0.10%         0.25%     0.17%
    AXA Conservative Allocation            0.10%         0.25%     0.21%
    AXA Conservative-Plus Allocation       0.10%         0.25%     0.19%
    AXA Moderate Allocation                0.10%         0.25%     0.17%
    AXA Moderate-Plus Allocation           0.10%         0.25%     0.17%
    Multimanager Aggressive Equity         0.59%         0.25%     0.16%
    Multimanager Core Bond                 0.53%         0.25%     0.18%
    Multimanager Health Care               0.95%         0.25%     0.22%
    Multimanager High Yield                0.53%         0.25%     0.18%
    Multimanager International Equity      0.82%         0.25%     0.21%
    Multimanager Large Cap Core Equity     0.69%         0.25%     0.21%
    Multimanager Large Cap Growth          0.75%         0.25%     0.24%
    Multimanager Large Cap Value           0.72%         0.25%     0.20%
    Multimanager Mid Cap Growth            0.80%         0.25%     0.20%
    Multimanager Mid Cap Value             0.80%         0.25%     0.19%
    Multimanager Small Cap Growth          0.85%         0.25%     0.24%
    Multimanager Small Cap Value           0.85%         0.25%     0.19%
    Multimanager Technology                0.95%         0.25%     0.22%
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    EQ Advisors Trust
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    EQ/Intermediate Government Bond Index  0.35%         0.25%     0.14%
    EQ/Core Bond Index                     0.35%         0.25%     0.11%
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                                          Acquired                                     Net Total
                                         Fund Fees     Total Annual    Fee Waivers      Annual
                                            and          Expenses        and/or        Expenses
                                          Expenses       (Before         Expense        (After
                                        (Underlying      Expense       Reimburse-      Expense
    Portfolio Name                      Portfolios)    Limitations)       ments      Limitations)
    ----------------------------------------------------------------------------------------------
    AXA Aggressive Allocation            0.92%         1.44%           (0.19)%         1.25%
    AXA Conservative Allocation          0.69%         1.25%           (0.25)%         1.00%
    AXA Conservative-Plus Allocation     0.76%         1.30%           (0.20)%         1.10%
    AXA Moderate Allocation              0.82%         1.34%           (0.19)%         1.15%
    AXA Moderate-Plus Allocation         0.86%         1.38%           (0.18)%         1.20%
    Multimanager Aggressive Equity         --          1.00%              --           1.00%
    Multimanager Core Bond                 --          0.96%            0.00%          0.96%
    Multimanager Health Care               --          1.42%            0.00%          1.42%
    Multimanager High Yield                --          0.96%              --           0.96%
    Multimanager International Equity      --          1.28%            0.00%          1.28%
    Multimanager Large Cap Core Equity     --          1.15%            0.00%          1.15%
    Multimanager Large Cap Growth          --          1.24%            0.00%          1.24%
    Multimanager Large Cap Value           --          1.17%            0.00%          1.17%
    Multimanager Mid Cap Growth            --          1.25%            0.00%          1.25%
    Multimanager Mid Cap Value             --          1.24%            0.00%          1.24%
    Multimanager Small Cap Growth          --          1.34%            0.00%          1.34%
    Multimanager Small Cap Value           --          1.29%            0.00%          1.29%
    Multimanager Technology              0.01%         1.43%            0.00%          1.43%
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    EQ Advisors Trust
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    EQ/Intermediate Government Bond Index  --          0.74%              --           0.74%
    EQ/Core Bond Index                     --          0.71%              --           0.71%
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5.  REVISED "EXAMPLE"

    The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1 and other Portfolios that had a reduction in their expenses. (Portfolios whose names are changing are listed below under their new names.)


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                                                                                   If you surrender or do not surrender your
                                          If you annuitize at the end of the                    contract at the
                                                applicable time period                 end of the applicable time period
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                                        1 year    3 years    5 years    10 years     1 year    3 years    5 years    10 years
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    AXA PREMIER VIP TRUST:
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    AXA Aggressive Allocation             N/A       $1,564     $2,430      $4,815      $394      $1,214     $2,080     $4,465
    AXA Conservative Allocation           N/A       $1,505     $2,334      $4,631      $374      $1,155     $1,984     $4,281
    AXA Conservative-Plus Allocation      N/A       $1,521     $2,359      $4,680      $379      $1,171     $2,009     $4,330
    AXA Moderate Allocation               N/A       $1,533     $2,380      $4,719      $383      $1,183     $2,030     $4,369
    AXA Moderate-Plus Allocation          N/A       $1,546     $2,400      $4,758      $388      $1,196     $2,050     $4,408
    Multimanager Aggressive Equity        N/A       $1,428     $2,206      $4,386      $348      $1,078     $1,856     $4,036
    Multimanager Core Bond                N/A       $1,415     $2,184      $4,344      $344      $1,065     $1,834     $3,994
    Multimanager Health Care              N/A       $1,558     $2,420      $4,796      $392      $1,208     $2,070     $4,446
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                                                                                        If you surrender or do not surrender your
                                               If you annuitize at the end of the              contract at the end of the
                                                     applicable time period                      applicable time period
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                                             1 year    3 years    5 years    10 years     1 year    3 years    5 years    10 years
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    AXA PREMIER VIP TRUST:
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    Multimanager High Yield                    N/A       $1,415     $2,185      $4,346      $344      $1,065     $1,835     $3,996
    Multimanager International Equity          N/A       $1,515     $2,349      $4,661      $377      $1,165     $1,999     $4,311
    Multimanager Large Cap Core Equity         N/A       $1,474     $2,282      $4,533      $364      $1,124     $1,932     $4,183
    Multimanager Large Cap Growth              N/A       $1,502     $2,329      $4,622      $373      $1,152     $1,979     $4,272
    Multimanager Large Cap Value               N/A       $1,481     $2,294      $4,555      $366      $1,131     $1,944     $4,205
    Multimanager Mid Cap Growth                N/A       $1,505     $2,334      $4,631      $374      $1,155     $1,984     $4,281
    Multimanager Mid Cap Value                 N/A       $1,502     $2,329      $4,622      $373      $1,152     $1,979     $4,272
    Multimanager Small Cap Growth              N/A       $1,533     $2,380      $4,719      $383      $1,183     $2,030     $4,369
    Multimanager Small Cap Value               N/A       $1,518     $2,354      $4,670      $378      $1,168     $2,004     $4,320
    Multimanager Technology                    N/A       $1,561     $2,425      $4,806      $393      $1,211     $2,075     $4,456
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    EQ ADVISORS TRUST:
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    EQ/Core Bond Index                         N/A       $1,336     $2,054      $4,089      $317      $  986     $1,704     $3,739
    EQ/Intermediate Government Bond Index      N/A       $1,344     $2,067      $4,115      $320      $  994     $1,717     $3,765
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   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST(R) At Retirement is issued by and is a registered service mark of AXA
                       Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC,
                         1290 Avenue of the Americas,
                              New York, NY 10104.

                      AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

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